Tema American Reshoring ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Chemicals - 6.6%
Air Liquide SA	20,736	$4,294,542
Linde PLC	11,191	5,232,688
		9,527,230

Commercial Services & Supplies - 4.6%
Clean Harbors, Inc. (a)	22,133	5,019,543
GFL Environmental, Inc.	30,422	1,534,182
		6,553,725

Construction & Engineering - 5.1%
API Group Corp. (a)	157,373	7,344,598

Construction Materials - 8.5%
CRH PLC	67,992	6,198,151
Vulcan Materials Co.	22,753	6,031,137
		12,229,288

Electrical Equipment - 15.3%
ABB Ltd.	79,488	4,494,984
Eaton Corp. PLC	17,857	5,717,811
Emerson Electric Co.	25,013	2,986,052
Rockwell Automation, Inc.	27,714	8,745,153
		21,944,000

Electronic Equipment, Instruments & Components - 4.5%
Cognex Corp.	217,017	6,503,999

Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	83,751	2,939,522

Industrial Conglomerates - 1.6%
Honeywell International, Inc.	9,958	2,257,180

Life Sciences Tools & Services - 4.7%
Lonza Group AG	9,665	6,684,469

Machinery - 26.5%(b)
Atmus Filtration Technologies, Inc.	77,289	2,783,950
Caterpillar, Inc.	13,056	4,543,880
Ingersoll Rand, Inc.	66,867	5,459,022
Parker-Hannifin Corp.	9,780	6,500,766
SPX Technologies, Inc. (a)	39,936	6,073,866
Terex Corp.	135,232	6,086,792
Timken Co.	97,969	6,709,897
		38,158,173

Metals & Mining - 4.2%
ATI, Inc. (a)	76,032	6,055,188

Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,600	3,209,112

Trading Companies & Distributors - 13.2%
Applied Industrial Technologies, Inc.	31,683	7,176,833
Fastenal Co.	169,628	7,012,422
Herc Holdings, Inc.	38,976	4,833,024
		19,022,279
TOTAL COMMON STOCKS (Cost $143,508,082)		142,428,763

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 4.23% (c)	1,262,924	1,262,924
TOTAL SHORT-TERM INVESTMENTS (Cost $1,262,924)		1,262,924

TOTAL INVESTMENTS - 99.9% (Cost $144,771,006)		$143,691,687
Other Assets in Excess of Liabilities - 0.1%		80,337
TOTAL NET ASSETS - 100.0%		$143,772,024
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Tema ETF Trust
Tema American Reshoring ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$142,428,763	$–	$–	$142,428,763
Money Market Funds	1,262,924	–	–	1,262,924
Total Investments	$143,691,687	$–	$–	$143,691,687

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$114,817,065	79.8%
Switzerland	11,179,453	7.8
Ireland	5,717,811	4.0
France	4,294,542	3.0
Taiwan	3,209,112	2.2
United Kingdom	2,939,522	2.0
Canada	1,534,182	1.1
Other Assets in Excess of Liabilities	80,337	0.1
	$143,772,024	100.0%

Sector Classification as of May 31, 2025
(% of Net Assets)
Industrials	$101,335,143	70.5%
Materials	21,756,518	15.1
Information Technology	9,713,111	6.7
Health Care	6,684,469	4.7
Consumer Discretionary	2,939,522	2.0
Money Market Funds	1,262,924	0.9
Other Assets in Excess of Liabilities	80,337	0.1
	143,772,024	100.0%